Expense Example	Oct. 01, 2026 USD ($)
Thornburg International Growth Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 581
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,050
Thornburg International Growth Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	336
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,352
Expense Example, with Redemption, 10 Years	2,905
Thornburg International Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,326
Thornburg International Growth Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,255
Thornburg International Growth Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,626
Thornburg International Growth Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	2,378
Thornburg International Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	$ 2,005